Trade Account Receivables (Details) - Schedule of Trade Account Receivables - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Account Receivables [Abstract]
Trade account receivables	$ 1,404,541	$ 1,092,855	$ 835,757
Expected credit loss	(332,086)	(121,792)	(90,164)
Total trade receivables	$ 1,072,455	$ 971,063	$ 745,593